UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 17605 Wright Street, Suit 2 Omaha, NE            68130

(Address of principal executive offices)

(Zip code)

James Ash,        Gemini Fund Services, LLC.

          80 Arkay Drive, Suite 110 Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

      9/30

Date of reporting period:  12/31/2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Bandon Isolated Alpha Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2012
Par Value ($)			Coupon Rate (%)	Maturity	Value
		BONDS & NOTES - 63.3%
		AGENCY COLLATERAL CMO - 1.1%
3,571,935		Government National Mortgage Association 2011-H21 HI (a)	1.8074	11/20/2061	$ 303,615

		AIRLINES - 2.8%
695,000		Continental Airlines 2012-1 Class B Pass Through Trust.	6.2500	4/11/2020	736,700

		AUTO PARTS & EQUIPMENT - 1.5%
394,000		Accuride Corp.	9.5000	8/1/2018	383,165

		AUTOMOBILE ABS - 8.7%
110,000		Ally Auto Receivables Trust 2010-1 A4	2.3000	12/15/2014	111,031
5,658		Ally Auto Receivables Trust 2012-3 A1	0.3390	6/17/2013	5,659
134,029		AmeriCredit Automobile Receivables Trust 2012-5 A1	0.2700	12/9/2013	134,029
139,162		AmeriCredit Automobile Receivables Trust 2010-1 B	3.7200	11/17/2014	140,163
63,693		AmeriCredit Automobile Receivables Trust 2010-2 B	2.7300	3/9/2015	64,016
88,299		Bank of America Auto Trust 2009-1A A4 (b)	3.5200	6/15/2016	88,409
1,000,000		Chesapeake Funding LLC 2012-1A A (a,b)	0.9577	11/7/2023	1,002,260
6,647		Harley-Davidson Motorcycle Trust 2012-1 A1	0.2351	8/15/2013	6,647
6,587		Honda Auto Receivables Owner Trust 2011-3 A2	0.6700	4/21/2014	6,593
19,359		Hyundai Auto Lease Securitization Trust 2012-A A1 (b) *	0.3842	6/17/2013	19,367
29,797		Hyundai Auto Receivables Trust 2012-B A1	0.2929	7/15/2013	29,805
94,120		Nissan Auto Receivables Owner Trust 2012-B A1	0.2631	8/15/2013	94,114
155,000		Prestige Auto Receivables Trust 2011-1A A3 (b) *	1.9000	8/17/2015	155,630
103,108		Santander Drive Auto Receivables Trust 2012-6 A1	0.3000	10/15/2013	103,108
10,141		Santander Drive Auto Receivables Trust 2011-1 A2	0.9400	2/18/2014	10,143
86,246		Santander Drive Auto Receivables Trust 2011-2 A2	1.0400	4/15/2014	86,300
56,439		SMART Trust/Australia 2012-4US A1	0.2900	10/14/2013	56,434
112,673		Tidewater Auto Receivables Trust 2012 -AA A1 (b) *	0.6400	11/15/2013	112,673
93,743		Westlake Automobile Receivables Trust 2012-1A A1 (b) *	0.4258	9/16/2013	93,772
9,934		World Omni Automobile Lease Securitization Trust 2012-A A1	0.3280	6/17/2013	9,935
					2,330,088
		BANKS - 6.8%
720,000		BBVA US Senior SA Uniper	4.6640	10/9/2015	735,494
320,000		Eksportfinans ASA	2.3750	5/25/2016	305,200
400,000		Lloyds Banking Group PLC (a,b) *	6.6570	Perpetual	351,000
35,000		M&T Bank Corp. (b) *	6.8750	Perpetual	36,448
5,000,000		Russian Agricultural Bank OJSC Via RSHB Capital SA *	8.6250	2/17/2017	166,712
230,000		Wachovia Capital Trust III (a)	5.5698	Perpetual	228,850
					1,823,704
		COMMERCIAL MBS - 1.5%
100,000		Bear Stearns Commercial Mortgage Securities 2001- TOP2 D (a,b) *	6.9400	2/15/2035	99,823
25,641		Chase Commercial Mortgage Securities Corp. 1998-1 F (a,b) *	6.5600	5/18/2030	25,785
75,195		JP Morgan Chase Commercial Mortgage Securities Corp. 2004-C3 A3	4.5450	1/15/2042	75,981
44,769		Merrill Lynch Mortgage Investors, Inc. 1998-C3 E (a)	7.0859	12/15/2030	45,552
100,000		SMA Issuer I LLC 2012-LV1 A (b) *	3.5000	8/20/2025	100,583
52,375		Wachovia Bank Commercial Mortgage Trust 2006-WL7A A2 (a,b) *	0.3257	9/15/2021	51,732
					399,456
		DIVERSIFIED FINANCIAL SERVICES - 4.7%
700,000		International Lease Finance Corp.	4.8750	4/1/2015	728,000
500,000		ZFS Finance USA Trust II *	6.4500	12/15/2065	535,000
					1,263,000
		GNMA2 COLLATERAL - 3.5%
877,171		Ginnie Mae II pool G2 82600	3.5000	8/20/2040	934,617

Bandon Isolated Alpha Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012
Par Value ($)		BONDS & NOTES - 63.3% (Continued)	Coupon Rate %	Maturity	Value
		INSURANCE - 6.2%
665,000		Genworth Financial Inc. (a)	6.1500	11/15/2066	$ 493,763
820,000		ING Capital Funding Trust III (a)	3.9110	Perpetual	778,485
255,000		MetLife Inc.	10.7500	8/1/2039	385,050
					1,657,298
		OIL & GAS - 1.4%
330,000		Petrohawk Energy Corp.	7.2500	8/15/2018	371,626

		OTHER ABS - 1.0%
21,528		Ameriquest Mortgage Securities Inc. (a)	0.3997	3/25/2036	21,488
106,642		GE Equipment Transportation LLC	0.2600	10/24/2013	106,642
63,751		John Deere Owner Trust	0.2670	9/16/2013	63,779
69,896		Railcar Leasing LLC (b) *	7.1250	1/15/2013	70,246
					262,155
		REGIONAL(STATE/PROVNCE) - 0.9%
200,000		Queensland Treasury Corp.	6.0000	7/21/2022	235,532

		SOVEREIGN - 0.8%
200,000		Financing of Infrastrucural Projects State Enterprise (b) *	9.0000	12/7/2017	200,500
390,000		Mexican Bonos	7.7500	5/29/2031	35,131
					235,631
		STUDENT LOAN ABS - 3.3%
406,013		SLM Student Loan Trust (a,) *	0.4880	3/15/2023	396,312
461,048		SLM Student Loan Trust (a,b) *	3.4557	5/16/2044	485,899
					882,211
		US GOVERNMENT AND AGENCY OBLIGATIONS - 26.3%
1,000,000		Federal Home Loan Banks	1.7500	3/8/2013	1,002,850
1,000,000		Federal National Mortgage Association	1.0000	5/16/2014	1,009,980
5,000,000		United States Treasury Note	0.6250	2/28/2013	5,004,295
					7,017,125
		WL COLLATERAL CMO - 0.3%
65,682		Countrywide Asset-Backed Certificates (a)	0.4897	11/25/2035	65,197

		TOTAL BONDS & NOTES (Cost - $16,467,386)			18,901,120

Shares		PREFERRED STOCK - 2.2%	Dividend Rate %
		BEVERAGES - 0.9%
10,000		Glacier Water Trust I	9.0625	1/31/2028	254,000

		INSURANCE - 1.3%
335,000		Sirius International Group Ltd. (a,b) *	7.5060	Perpetual	345,713

		TOTAL PREFERRED STOCK (Cost - $556,802)			599,713

		EXCHANGE TRADED FUNDS - 10.6%
		DEBT FUND - 10.6%
53,014		Guggenheim BulletShares 2012 Corporate Bond ETF			1,084,136
39,235		Guggenheim BulletShares 2012 High Yield Corporate Bond ETF			996,962
20,000		Guggenheim BulletShares 2013 Corporate Bond ETF			416,000
12,755		Guggenheim BulletShares 2013 High Yield Corporate Bond ETF			329,079
		TOTAL EXCHANGE TRADED FUNDS (Cost - $2,827,604)			2,826,177

		SHORT-TERM INVESTMENTS - 14.4%
		MONEY MARKET FUND - 14.4%
2,725,239		HighMark 100% US Treasury Money Market Fund	0.0025		2,725,239
1,111,141		HighMark Diversified Money Market Fund	0.0192		1,111,141
		TOTAL SHORT-TERM INVESTMENTS (Cost - $3,836,380)			3,836,380

		TOTAL INVESTMENT - 98.0% (Cost - $25,699,909) (f)			$ 26,163,390
		ASSET LESS OTHER LIABILITIES - 2.0%			527,002
		NET ASSETS - 100.0%			$ 26,690,392

Bandon Isolated Alpha Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012
		CMO - Collateralized Mortgage Obligation
		ABS - Asset Back Security
		MBS - Mortgage Backed Security
	(a)	Variable rate security - interest rate subject to periodic change.
	(b)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be
		resold in transactions exempt from registration to qualified institutional buyers. At December 31, 2012, these
		securities amounted to $3,774,841 or 14.1% of net assets.
	(c)	Money market fund; interest rate reflects seven-day effective yield on December 31, 2012.
	(d)	Represents annualized yield at date of purchase.
	(e)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the
		U.S. government. The Federal National Mortgage Association and Federal Home Loan Mortgage Corp. currently operates
		under a federal conservatorship.
	(f)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $25,700,110 and differs
		from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:			$ 486,905
		Unrealized Depreciation:			(23,625)
		Net Unrealized Appreciation:			$ 463,280

Long/(Short) Contracts						Unrealized Gain/(Loss)
	FUTURES CONTRACTS
	OPEN LONG FUTURES CONTRACTS
1	US 10 Year Future maturing March 2013
	(Underlying Face Amount at Value $13,278 USD)					$ (47)
	NET UNREALIZED LOSS FROM OPEN LONG FUTURE CONTRACTS

	OPEN SHORT FUTURES CONTRACTS
(8)	10 YR Mini JBG Future maturing March 2013					9,063
	(Underlying Face Amount at Value $1,328,000 Yen)
(5)	Euro-Bund Future maturing March 2013					1,095
	(Underlying Face Amount at Value $960,570 EUR)
(5)	Long Gilt Future maturing March 2013					6,986
	(Underlying Face Amount at Value $966,045 GBP)
(9)	US 10 Year Future maturing March 2013					6,187
	(Underlying Face Amount at Value $1,195,029 USD)
	NET UNREALIZED GAIN FROM OPEN SHORT FUTURES CONTRACTS					23,331

	NET UNREALIZED GAIN FROM OPEN FUTURES CONTRACTS					23,284

	OPEN SWAP CONTRACTS
	Reference Entity	Notional Amount	Interest Rate (Payable)/ Receivable	Termination Date	Counterparty	Unrealized Appreciation/ Depreciation
	CDX.NA.HY.19.V1	500,000	5.00%	12/20/2017	CitiGroup	$ (6,084)
	International Paper Co., 5yr	2,000,000	1.00%	9/20/2017	CitiGroup	56,625
	Packaging Corporation of America, 5yr	2,000,000	(1.00)%	9/20/2017	CitiGroup	(59,070)
	The Procter & Gamble Co., 5yr	3,000,000	1.00%	6/20/2017	CitiGroup	17,209
	El Paso Corp., 5yr	2,000,000	1.00%	6/20/2017	CitiGroup	(12,067)
	Honeywell International Inc., 5yr	2,000,000	(1.00)%	9/20/2017	CitiGroup	(16,592)
	United Technologies Corp., 5yr	2,000,000	1.00%	9/20/2017	CitiGroup	21,387
	CSX Corp., 5yr	1,000,000	1.00%	12/20/2017	CitiGroup	(3,286)
	Norfork Southern Corp., 5yr	1,000,000	1.00%	12/20/2017	CitiGroup	(2,531)
	Whirlpool Corp., 5yr	1,000,000	1.00%	12/20/2017	CitiGroup	(6,665)
	Japan Government, 5yr	2,000,000	1.00%	12/20/2017	CitiGroup	11,341
	AIG -International Lease Finance Corp., 5yr	1,000,000	5.00%	12/20/2017	CitiGroup	14,180
	General Mills Inc., 5yr	3,000,000	(1.00)%	6/20/2017	CitiGroup	(780)
	NRG Energy, Inc., 5yr	750,000	5.00%	12/20/2014	CitiGroup	57,062
						$ 70,729

Bandon Isolated Alpha Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

The following is a summary of significant accounting policies followed by the Fund in preparation of the Portfolio of Investments.  These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  Financial futures, which are traded on an exchange, are valued at the settlement price determined by the exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this proces and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process.  This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Bandon Isolated Alpha Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets*		Level 1	Level 2	Level 3	Total
Investments
Bonds & Notes		$ -	$ 18,901,120	$ -	$ 18,901,120
Preferred Stock		599,713	-	-	599,713
Exchange Traded Funds		2,826,177	-	-	2,826,177
Short-Term Investments		3,836,380	-	-	3,836,380
Total		$ 7,262,270	$ 18,901,120	$ -	$ 26,163,390
Derivatives
Forward Currency Exchange Contracts		$ -	$ 28,188	$ -	$ 28,188
Futures		23,331	-	-	23,331
Swaps		-	177,804	-	177,804
Total		$ 23,331	$ 205,992	$ -	$ 229,323
Liabilities
Derivatives
Forward Currency Exchange Contracts		$ -	$ (2,862)	$ -	$ (2,862)
Futures		(47)	-	-	(47)
Swaps		-	(107,075)	-	(107,075)
Total		$ (47)	$ (109,937)	$ -	$ (109,984)
The Fund did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.
* See Portfolio of Investments for Industry Classification.
Bandon Isolated Alpha Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

Futures Contracts – The Fund is subject to interest rate risk and forward currency exchange rate risk in the normal course of pursuing its investment objective.   The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.  Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.  When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.  If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract.

Forward Foreign Currency Exchange Contracts – The Fund may enter into Forward Foreign Currency Exchange Contracts (“Forward Contracts”), in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strategy.  When executing Forward Contracts, the Fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.  With respect to sales of forwards contracts, the Fund would incur a loss if the value of the contract increases between the date the Forward Contract is opened and the date the Forward Contract is closed. The Fund realizes a gain if the value of the contract decreases between those dates.  With respect to purchases of forward contracts, the Fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the Forward Contract is closed.  The Fund realizes a gain if the value of the contract increases between those dates. The Fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The Fund is also exposed to credit risk associated with counterparty nonperformance on these Forward Contracts, which is typically limited to the unrealized gain on each open contract.

As of December 31, 2012 the following Forward Foreign Currency Exchange contracts were open:

					Unrealized
	Settlement	Local	U.S. Dollar		Appreciation
Foreign Currency	Date	Currency	Market Value	Counterparty	(Depreciation)
To Buy:
AUSTRAILIAN DOLLAR	1/15/2013	135,431	$ 142,460	Citigroup	$ (1,841)
CANADIAN DOLLAR	1/15/2013	143,742	144,639	Citigroup	(291)
POLISH ZLOTY	1/15/2013	923,000	291,156	Citigroup	7,347
			$ 578,255		$ 5,215
To Sell:
AUSTRAILIAN DOLLAR	1/15/2013	230,000	238,890	Citigroup	78
AUSTRAILIAN DOLLAR	1/15/2013	139,441	145,353	Citigroup	572
EURO	1/15/2013	40,000	52,034	Citigroup	(730)
JAPANESE YEN	1/15/2013	20,624,000	250,155	Citigroup	11,754
JAPANESE YEN	1/15/2013	9,537,594	114,844	Citigroup	4,630
JAPANESE YEN	1/15/2013	12,653,946	150,079	Citigroup	3,807
			$ 951,354		$ 20,111

Total unrealized gain on forward foreign currency exchange contracts					$ 25,326

Credit Default Swaps - Credit default swaps (“CDS”) are typically two-party (bilateral) financial contracts that transfer credit exposure between the two parties.  One party to a CDS (referred to as the credit protection “buyer”) receives credit protection or sheds credit risk, whereas the other party to a CDS (referred to as the credit protection “seller”) is selling credit protection or taking on credit risk.  The seller typically receives pre-determined periodic payments from the other party.  These payments are in consideration for agreeing to make compensating specific payments to the buyer should a negative credit event occur, such as (1) bankruptcy or (2) failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio.  In general, CDS may be used by the Fund to obtain credit risk exposure similar to that of a direct investment in high yield bonds.

Bandon Isolated Alpha Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional amount.  Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day.   Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments.  A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations.  The maximum pay-outs for these contracts are limited to the notional amount of each swap. CDS may involve greater risks than if the Fund had invested in the referenced obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

The following is a summary of the unrealized appreciation/depreciation of derivative instruments utilized by the Fund as of December 31, 2012 categorized by risk exposure.

Unrealized appreciation/(depreciation) on derivatives:
		Equity Contracts	Foreign Exchange Contracts	Commodity Contracts	Interest Rate contracts	Total Value at December 31, 2012
Purchased Options		$ -	$ -	$ -
Forward Foreign Currency Exchange Contracts
		$ -	$ 25,326	$ -	$ -	$ 25,326
Futures		-	-	-	23,284	23,284
Swap		70,729	-	-	-	70,729
	Total	$ 70,729	$ 25,326	$ -	$ 23,284	$ 119,339

The amounts of derivative instruments disclosed, on the Portfolio of Investments at December 31, 2012 is a reflection of the volume of derivative activity for the Fund.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

02/28/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

02/28/2013

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

02/28/2013